UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:
December 31, 2005

Check here is amendment [   ]  Amendment Number:
This Amendment 		[   ]  is a restatement
				[   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Presidio Management
Address:	44 Montgomery Street, Suite 2110
		San Francisco, CA 94104

Form 13F File Number:  28-7848

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		William J. Brady
Title:	General Partner
Phone:	415-433-0610

Signature, Place and Date of Signing:




William J. Brady	San Francisco, CA		January 31, 2006











Report Type	(Check only one.):
[ X ]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[   ]	13F NOTICE.  (Check here if no holdings reported are in
this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT.  (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE


FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  39

Form 13F Information Table Value Total:  $84,977 (thousands)

List of Other Included Managers:  None

Provide a numbered list of the names(s) and Form 13F file
number(s) of all institutional investment managers with
respect to which this report is filed, other than the
manager filing this report.   NONE


Form 13F Information Table:

(1)                (2)    (3)         (4)         (5)     (6)    (7)   (8)
                                    Value       Total  Invstmnt Other  Voting
Name of Issuer  Class   CUSIP     (in $000's)   shares  DSCRETN  Mgr  Authrty

Aegon NV        Pref    007924400       249     10,000    Sole   n/a     none
Allion Health   Common  019615103     2,078    178,411    Sole   n/a     none
ATP Oil & Gas   Common  00208J108    17,078    461,450    Sole   n/a     none
Atricure        Common  04963C209       107     10,000    Sole   n/a     none
Bluebook Intl   Common  09608Q208        95    239,595    Sole   n/a     none
Bronco Drilling Common  112211107     2,991    130,000    Sole   n/a     none
Calfrac Well Sv Common  129584108     3,014     78,800    Sole   n/a     none
CE Franklin     Common  125151100     2,084    150,000    Sole   n/a     none
China Battery   Common  16936Y100     3,313    299,864    Sole   n/a     none
CNX Gas         Common  12618H200     1,037     50,000    Sole   n/a     none
Crew Energy     Common  226533107     3,273    175,000    Sole   n/a     none
Diamond Offshre Common  25271C102     3,478     50,000    Sole   n/a     none
Durect          Common  266605104       491     96,800    Sole   n/a     none
Flexible Sol.   Common  33938T104       422    145,600    Sole   n/a     none
Flow Int'l      Common  343468104     3,393    403,000    Sole   n/a     none
Fox Hollow Tech Common  35166A103     2,682     90,032    Sole   n/a     none
Gabelli Div Fd  Pref    36242H500       149      6,000    Sole   n/a     none
GMX Resources   Common  38011M108     5,976    166,000    Sole   n/a     none
Grey Wolf       Common  397888108       464     60,000    Sole   n/a     none
Hercules Offsh  Common  427093109       852     30,000    Sole   n/a     none
Immtech Int'l   Common  452519101       331     47,750    Sole   n/a     none
Innova Explore  Common  457683100       680    100,000    Sole   n/a     none
Leader Energy   Common  52168A106     2,175    500,000    Sole   n/a     none
Life Cell       Common  531927101     1,714     90,000    Sole   n/a     none
Mathstar        Common  576801203       545     95,237    Sole   n/a     none
Matria Health   Common  576817209     3,876    100,000    Sole   n/a     none
McDermott       Common  580037109     2,231     50,000    Sole   n/a     none
Mikohn Gaming   Common  59862K108     1,258    127,500    Sole   n/a     none
Modtech         Common  60783C100     1,796    192,300    Sole   n/a     none
Nabors Industr  Common  G6359F103     3,409     45,000    Sole   n/a     none
Nurometrix      Common  641255104     2,712     99,400    Sole   n/a     none
NuVasive        Common  670704105     1,213     67,000    Sole   n/a     none
NQL Energy      Common  62936W108       630    100,000    Sole   n/a     none
Patterson UTI   Common  703481101     4,613    140,000    Sole   n/a     none
Rowan Companies Common  779382100     1,426     40,000    Sole   n/a     none
Royal Bank CAD  Pref    780097762       433     17,000    Sole   n/a     none
Saxon Energy    Common  805566106     1,482    272,000    Sole   n/a     none
US Bancorp      Pref    903307205       196      8,000    Sole   n/a     none
Westiam Corp    Common  956909105     1,031    240,800    Sole   n/a     none